Discontinued Operations - Schedule of Future Minimum Payments (Details) - Catheter Precision, Inc [Member]	Dec. 31, 2025 USD ($)
Discontinued Operations - Schedule of Future Minimum Payments (Details) [Line Items]
2026	$ 355,117
2027	237,666
Total	592,783
Less imputed interest	(25,360)
PV of Payments	$ 567,423